Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Operating
Net loss	$ (2,322)	$ (5,283)
Adjustments for items not involving cash:
Non-cash items (Note 28)	8,207	(1,963)
Non-cash cost of share issuance	565	665
Amounts receivable	420	87
Other receivable (Note 13)	(2,500)
Inventory	(2,157)	(453)
Prepaid and other assets	(874)	(254)
Amounts payable and accrued liabilities	1,180	(316)
Income tax payable	436
Cash provided by (used in) operating activities	2,955	(7,517)
Investing
Exploration and evaluation assets and expenditures	229	(8,117)
Pre-adoption of IAS 16 proceeds from gold sales	535	2,524
Purchase of mineral property, plant and equipment	(12,694)	(1,030)
Increase in other long-term asset	(1,938)
Cash used in investing activities	(13,868)	(6,623)
Financing
Proceeds from issuance of shares and warrants	7,147	24,400
Issue costs	(750)	(1,839)
Witholding taxes on settlement of restricted share units	(455)
Repayment of leases		(27)
Proceeds from issuance of convertible debentures		1,000
Cash provided by financing activities	5,942	23,534
Net increase (decrease) in cash	(4,971)	9,394
Cash, beginning of period	13,447	4,053
Cash, end of period	$ 8,476	$ 13,447